Other Financial Assets At Fair Value Through Profit Or Loss	12 Months Ended
Dec. 31, 2019
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Other Financial Assets At Fair Value Through Profit Or Loss
12. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	Group
	2019 £m	2018 £m
Loans and advances to customers:
Loans to housing associations	12	13
Other loans	80	81

	92	94
Debt securities	294	3,251
Equity securities	0	—
Reverse repurchase agreements – non trading	0	2,272

	386	5,617

For the Santander UK group, other financial assets at FVTPL comprised £12m (2018: £1,095m) of financial assets designated at FVTPL and £374m (2018: £4,522m) of financial assets mandatorily held at FVTPL.
Loans and advances to customers principally represented other loans, being a portfolio of roll-up mortgages and deferred consideration following the partial sale of the portfolio. These are managed, and have their performance evaluated, on a fair value basis in accordance with a documented investment strategy, and information about them is provided on that basis to management. Since 2009, the Santander UK group’s policy has been not to designate similar new loans at fair value through profit or loss. The deferred consideration was transferred outside the Santander UK group as part of the sale of the share capital of SFS by Santander UK plc to Santander UK Group Holding plc in 2018. For more, see Note 19.
In 2019 £2.1bn of senior tranches of credit linked notes related to an SRT securitisation, which were previously classified as debt securities in the table above, were presented on a net basis. This followed a deed of amendment, including a legal right of set-off between the principal amounts of the senior tranches of credit linked notes and the related cash deposits included as collateral in Note 21. At 31 December 2019 the amount of this netting was £1.5bn.
The net (loss)/gain in the year attributable to changes in credit risk for loans and advances at fair value through profit or loss was £nil (2018: £(1)m, 2017: £49m). The cumulative net loss attributable to changes in credit risk for loans and advances at fair value through profit or loss at 31 December 2019 was £2m (2018: £2m).